Warrants for Common Stock and Preferred and Common Units (FY) (Tables)	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Summary of warrants
As of December 31, 2021 and 2020, the Company’s outstanding warrants to purchase shares of common stock of the Company consisted of the following:
Issuance Date	Contractual Term (in Years)	Class of Stock	Number of Shares of Common Stock Issuable	Exercise Price
August 14, 2015	10	Common	74,622	$24.05
October 9, 2015	10	Common	7,798	$24.05
June 14, 2018	10	Common	2,152	$30.13
December 20, 2019	10	Common	15,414	$18.98
			99,986